American Funds Developing World Growth and Income FundSM Prospectus Supplement June 1, 2019 (for prospectus dated February 1, 2019, as supplemented to date)

1. The table under the heading “Portfolio managers” in the “Management” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Noriko H. Chen Senior Vice President	5 years	Partner – Capital International Investors
F. Chapman Taylor Senior Vice President	5 years	Partner – Capital International Investors
Victor D. Kohn	Less than 1 year	Partner – Capital International Investors

2. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Noriko H. Chen	Investment professional for 28 years in total; 20 years with Capital Research and Management Company or affiliate	5 years	Serves as an equity portfolio manager
F. Chapman Taylor	Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	5 years	Serves as an equity portfolio manager
Victor D. Kohn	Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as an equity portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-325-0619P Printed in USA CGD/AFD/10039-S74423

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

American Funds Developing World Growth
and Income FundSM

Statement of Additional

Information Supplement

June 1, 2019

(for statement of additional information dated
February 1, 2019, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows. Except as indicated below the table, footnotes remain unchanged.

The following table reflects information as of November 30, 2018:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Noriko H. Chen	$100,001 – $500,000	2	$119.7	2	$4.51	None
F. Chapman Taylor	Over $1,000,000	1	$2.3	3	$1.78	1[4]	$0.21
Victor D. Kohn[5]	$100,001 - $500,000	1	$2.3	5	$3.12	2[6]	$1.08
[5]	Information is as of March 31, 2019.
[6]	The advisory fee of one of these accounts (representing $0.89 billion in total assets) is based partially on its investment results.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-328-0619O CGD/10149-S74426